Label	Element	Value
C000198966 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	29.70%
C000198966 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	5.60%
C000198968 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	29.70%
C000198968 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	5.60%
C000198967 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	29.70%
C000198967 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	5.60%
C000019497 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	39.80%
C000019497 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	13.20%
C000243072 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	20.00%
C000243072 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	14.20%
C000019507 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	20.30%
C000131629 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	20.00%
C000131629 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	14.20%
C000019506 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	34.70%
C000019506 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	6.90%
C000019501 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	39.80%
C000019501 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	13.20%
C000194468 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	20.40%
C000194468 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	13.70%
C000019500 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	39.80%
C000019500 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	13.20%
C000019504 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	42.70%
C000019504 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	14.60%
C000205039 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	29.70%
C000205039 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	5.60%
C000205038 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	39.80%
C000205038 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	13.20%
C000243073 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	20.00%
C000243073 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	14.20%
C000019502 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	39.80%
C000019502 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	13.20%
C000019503 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	45.90%
C000019503 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	2.90%
C000019498 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	39.80%
C000019498 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	13.20%
C000243074 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	20.00%
C000243074 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	14.20%
C000019505 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	29.70%
C000019505 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	5.60%
C000198965 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	29.70%
C000198965 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	5.60%
C000194469 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	34.70%
C000194469 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	7.60%